SEWARD & KISSEL LLP
One Battery Park Plaza
New York, New York 10004

Telephone:  (212) 574-1200
Facsimile:  (212) 480-8421
www.sewkis.com

February 3, 2015

Mr. Derek Newman
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Centre Funds: Registration Statement on Form N-14
File No. 333-201219

Dear Mr. Newman:

Attached herewith please find Pre-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form N-14 (the “N-14 Registration Statement”) of Centre Funds. The N-14 Registration Statement was filed with the Securities and Exchange Commission (the “SEC”) on December 23, 2014. The Amendment incorporates changes made to the N-14 Registration Statement in response to comments received from the Staff of the SEC on January 20, 2014, and incorporates updated financial data and other updating changes. The Amendment is marked in accordance with Rule 310 of Regulation S-T to show changes from the N-14 Registration Statement.

Please contact the undersigned at (212) 574-1598 or Paul M. Miller at (202) 737-8833 with any comments or questions you may have.
Sincerely,
/s/ Keri E. Riemer Keri E. Riemer

cc:            James A. Abate